Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Jan. 31, 2012
Numerator:
Net income (loss) - basic and diluted	$ 1,932	$ 825	$ 5,399	$ 2,408
Preferred stock dividend	461	482	1,380	1,430
Net income applicable to common stockholders	$ 1,471	$ 343	$ 4,019	$ 978
Denominator:
Weighted average shares outstanding - basic	6,443,294	6,441,986	6,443,193	5,593,487
Dilutive effect of common stock options, warrants, restricted stock awards	54,592	16,241	44,901	16,539
Weighted average common shares outstanding — diluted	6,497,886	6,458,227	6,488,094	5,610,026
Earnings (loss) per share — basic (in dollars per share)	$ 0.23	$ 0.05	$ 0.62	$ 0.17
Effect of dilutive common stock options, warrants, restricted stock awards (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Earnings (loss) per share — diluted (in dollars per share)	$ 0.23	$ 0.05	$ 0.62	$ 0.17
Number of securities called by warrants					1,700,000
Reverse stock split
Denominator:
Number of securities called by warrants					170,000
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock options not included in diluted earnings per share			6,141	14,550
Common stock warrant - Series A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock options not included in diluted earnings per share			65,323	65,323